Equity Shares - Summary of Changes and Balances to the Components of Accumulated Other Comprehensive Loss (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	₨ 25,396		₨ 13,275	₨ 14,527
Adjustments during the year	(1,189)	$ (15.7)	(453)	(335)
Ending Balance	27,217	361.0	25,396	13,275
Foreign Currency Translation, Net of Taxes [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	(2,871)		(528)	18
Adjustments during the year	(4,811)		(2,343)	(546)
Ending Balance	(7,682)	(101.9)	(2,871)	(528)
Cashflow Hedge, Net of Taxes [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	2,123		210
Adjustments during the year	3,622		1,913	210
Ending Balance	5,745	76.2	2,123	210
Unrealized (Loss)/Gain on Available-for-sale Securities, Net of Taxes {member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance			23	22
Adjustments during the year			(23)	1
Ending Balance				23
Accumulated Other Comprehensive Income/(Loss) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	(748)		(295)	40
Adjustments during the year	(1,189)		(453)	(335)
Ending Balance	₨ (1,937)	$ (25.7)	₨ (748)	₨ (295)